Basis of Presentation and Significant Accounting Policies - Impact of Adoption of Accounting Standards Related to Classification of Certain Transactions in the Statement of Cash Flows (Details) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Other adjustments, net	[1]	$ (1,268)	$ 344	$ 487
Other changes in assets and liabilities, net of acquisitions and divestitures––Other assets	[1]	(16)	7	(47)
Investing Activities
Proceeds from redemptions/sales of short-term investments	[1]	17,581	10,302	29,414
Proceeds from redemptions/sales of long-term investments	[1]	6,244	3,579	11,268
Other investing activities, net	[1],[2]	288	671	80
Financing Activities
Principal payments on short-term borrowings	[1]	(4,437)	(9,947)	(5,093)
Net (payments on)/proceeds from short-term borrowings with original maturities of three months or less	[1]	(1,617)	1,422	(3,060)
Other financing activities, net	[1]	(588)	(611)	(536)
Net decrease in cash and cash equivalents and restricted cash and cash equivalents	[1]	(205)	(1,235)	(1,041)
Cash and cash equivalents and restricted cash and cash equivalents, beginning	[1]	1,431	2,666	3,707
Cash and cash equivalents and restricted cash and cash equivalents, end	[1]	1,225	1,431	2,666
As Previously Reported [Member]
Operating Activities
Other adjustments, net			50	208
Other changes in assets and liabilities, net of acquisitions and divestitures––Other assets			(31)	(60)
Investing Activities
Proceeds from redemptions/sales of short-term investments			10,307	29,436
Proceeds from redemptions/sales of long-term investments			3,594	11,254
Other investing activities, net			650	51
Financing Activities
Principal payments on short-term borrowings			(9,990)	(5,102)
Net (payments on)/proceeds from short-term borrowings with original maturities of three months or less			1,401	(3,084)
Other financing activities, net			(233)	(196)
Net decrease in cash and cash equivalents and restricted cash and cash equivalents			(1,254)	(1,046)
Cash and cash equivalents and restricted cash and cash equivalents, beginning		1,342	2,595	3,641
Cash and cash equivalents and restricted cash and cash equivalents, end			1,342	2,595
Cash Flow Classification [Member] | Effect of Change Higher/(Lower) [Member]
Operating Activities
Other adjustments, net			294	278
Investing Activities
Other investing activities, net			21	28
Financing Activities
Principal payments on short-term borrowings			43	9
Net (payments on)/proceeds from short-term borrowings with original maturities of three months or less			20	24
Other financing activities, net			(378)	(340)
Restricted Cash [Member]
Financing Activities
Net decrease in cash and cash equivalents and restricted cash and cash equivalents		(2)
Restricted Cash [Member] | Effect of Change Higher/(Lower) [Member]
Operating Activities
Other changes in assets and liabilities, net of acquisitions and divestitures––Other assets			38	13
Investing Activities
Proceeds from redemptions/sales of short-term investments			(5)	(22)
Proceeds from redemptions/sales of long-term investments			(14)	14
Financing Activities
Net decrease in cash and cash equivalents and restricted cash and cash equivalents			19	5
Cash and cash equivalents and restricted cash and cash equivalents, beginning		$ 89	70	65
Cash and cash equivalents and restricted cash and cash equivalents, end			$ 89	$ 70

[1]	Amounts may not add due to rounding.
[2]	For additional information, see Note 2B. Acquisitions, Divestitures, Assets and Liabilities Held for Sale, Licensing Arrangements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Privately Held Investment: Divestitures.